COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2018
COST OF SALES
Schedule of cost of sales

	For the year ended
	December 31,	December 31,
	2018	2017

Consultants and contractors	$100,873	$47,907
Depreciation and depletion	67,134	28,722
Salaries and benefits	46,946	20,534
Supplies and consumables	29,146	10,547
Royalties and selling costs	19,739	7,308
Energy	13,408	5,104
Travel and camp accommodation	7,052	4,113
Freight	4,416	5,242
Camp administrative costs	3,931	1,410
Rentals	3,402	1,462
Site share-based compensation	2,160	1,198
Insurance	1,451	813
	299,658	134,360
Change in inventories	4,269	(9,280)
	$303,927	$125,080